Partners' Capital (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basic and Diluted net income (loss) per general partner unit
Net income (loss)	$ (3,553)	$ 1,691
Weighted average general partner and limited partner units outstanding (basic)	9,167	9,092
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic	(0.38)	0.18